Financial income (expenses) net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total financial expenses		R$ (1,528)	R$ (943)	R$ (804)
Total financial income		778	320	470
Financial results, net		(750)	(623)	(334)
Granting tax credit		201	109	345
Cost Of Debt [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(863)	(441)	(319)
Cost Of Sales Of Receivables [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(53)	(2)	(1)
Monetary Loss [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(148)	(93)	(91)
Interest On Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(393)	(317)	(301)
Other Finance Expenses [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(71)	(90)	(92)
Income From Short Term Instruments [Member]
IfrsStatementLineItems [Line Items]
Total financial income		137	78	60
Monetary Restatement Gain [Member]
IfrsStatementLineItems [Line Items]
Total financial income	[1]	640	238	406
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Total financial income		R$ 1	R$ 4	R$ 4

[1]	In 2022, the amount of R$201 was recorded referring to the monetary restatement of the refund of ICMS-ST. In 2021, the Company recorded a credit of R$109, referring to the monetary restatement of the tax credit for the exclusion of ICMS from the PIS and COFINS calculation bases. (R$345 at December 2020).